Trading assets and liabilities (Details 2) (CHF) In Millions, unless otherwise specified					6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Jun. 30, 2010	Jun. 30, 2011 QoQ Percent Change	Jun. 30, 2011 Ytd Percent Change	Jun. 30, 2011 YoY Percent Change
Cash collateral receivables (CHF million)
Receivables netted against derivative positions	25,333	23,349	28,500	43,030
Receivables netted against derivative positions, % Change (as a percent)					8.00%	(11.00%)	(41.00%)
Receivables not netted	13,739	12,672	14,987	16,195
Receivables not netted, % Change (as a percent)					8.00%	(8.00%)	(15.00%)
Total cash collateral receivables	39,072	36,021	43,487	59,225
Total cash collateral receivables, % Change (as a percent)					8.00%	(10.00%)	(34.00%)
Cash Collateral Payables (CHF million)
Payables netted against derivative positions	27,166	26,972	29,238	37,083
Payables netted against derivative positions, % Change (as a percent)					1.00%	(7.00%)	(27.00%)
Payables not netted	14,562	12,794	14,428	15,918
Payables not netted, % Change (as a percent)					14.00%	1.00%	(9.00%)
Total cash collateral payables	41,728	39,766	43,666	53,001
Total cash collateral payables, % Change (as a percent)					5.00%	(4.00%)	(21.00%)